Inventory	12 Months Ended
Dec. 31, 2023
Disclosure Inventory Abstract
Inventory

10.	Inventory

	2023	2022
	€’000	€’000
Raw materials	1,968	5,785
Work in progress	1,704	16,551
	3,672	22,336

Inventories have been reduced by €13.9 million (2022: €nil 0 ) as a result of the write-down to net realisable value. These significant impairments relate to specific components manufactured for legacy designs for which negotiations with prospective buyers have stalled. This write-down was recognised as an expense during 2023, in ‘cost of sales’.

Inventories of €8.8 million were consumed during the year ended December 31, 2023 (2022: €17.6 million). During 2023, we incurred €0.5 million (2022: €0.5 million) of production, conversion and other costs incurred in bringing the inventory to its present condition. These costs have been included in ‘administration costs’.

The cost of scraped materials through the normal production cycle amounted to €1.3 million (2022: €0.4 million). These items were recognised as an expense during 2023, in ‘cost of sales’.